Lease (Details) - Schedule of Operating Lease Payments - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Lease Payments [Abstract]
2023		¥ 1,295
2024	114	804
2025	19
2026	10
Total undiscounted operating lease payments	143	2,099
Less: imputed interest	(3)	(64)
Present value of lease liabilities	¥ 140	¥ 2,035